FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - Schedule of Financial Assets At Fair Value Through Other Comprehensive Income (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt securities:
Total debt instruments held	£ 9,926	£ 6,835
Total financial assets at fair value through other comprehensive income	23,154	28,137
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	11,211	14,613
Corporate and other debt securities	11,514	13,134
Total debt instruments held	22,871	27,817
Treasury and other bills	0	85
Equity shares	283	235
Total financial assets at fair value through other comprehensive income	23,154	28,137
Financial assets at fair value through other comprehensive income | Debt securities
Debt securities:
Government securities	11,211	14,613
Asset-backed securities	146	70
Corporate and other debt securities	11,514	13,134
Total debt instruments held	£ 22,871	£ 27,817